CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues, net	$ 2,124,091	$ 2,141,174	$ 4,245,465	$ 4,130,341
Cost of sales	(1,923,505)	(1,944,601)	(3,850,202)	(3,754,729)
Gross profit	200,586	196,573	395,263	375,612
Selling, marketing, general and administrative expenses	(116,604)	(115,667)	(235,554)	(236,546)
Gain on disposal of business	1,995	0	75,945	0
(Loss) gain on asset sales	(89)	10,723	328	14,696
Impairment of goodwill	0	0	(36,684)	0
Impairment, Long-Lived Asset, Held-for-Use	0	0	1,277	0
Operating income	85,888	91,629	198,021	153,762
Other income, net	6,377	1,129	13,999	2,904
Interest income	2,624	2,640	5,703	4,949
Interest expense	(18,788)	(19,748)	(36,736)	(41,460)
Income from continuing operations before income taxes and equity earnings	76,101	75,650	180,987	120,155
Income tax expense	(25,460)	(16,593)	(59,861)	(27,587)
Equity method earnings	5,406	4,688	6,408	6,166
Income from continuing operations	56,047	63,745	127,534	98,734
Income (loss) from discontinued operations, net of income taxes	32,018	(11,438)	25,967	(25,944)
Net income	88,065	52,307	153,501	72,790
Net income attributable to noncontrolling interests	(7,948)	(10,032)	(3,241)	(16,356)
Net income attributable to Dole plc	$ 80,117	$ 42,275	$ 150,260	$ 56,434
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.51	$ 0.57	$ 1.31	$ 0.86
Discontinued operations (in USD per share)	0.34	(0.12)	0.27	(0.27)
Net income per share attributable to Dole plc - basic (in USD per share)	0.85	0.45	1.58	0.59
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.50	0.56	1.30	0.86
Discontinued operations (in USD per share)	0.34	(0.12)	0.27	(0.27)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.84	$ 0.44	$ 1.57	$ 0.59
Weighted-average shares:
Basic (in shares)	94,930	94,909	94,930	94,904
Diluted (in shares)	95,340	95,112	95,285	95,068
Impairment of goodwill	$ 0	$ 0	$ 36,684	$ 0
Diversified Fresh Produce - Americas & ROW
Income Statement [Abstract]
Impairment of goodwill			(36,684)
Impairment of goodwill			$ 36,684